Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of Intangible assets

	2018			2017
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	18,039	2,259	20,298	17,756	2,095	19,851
Currency translation and other adjustments	77	9	86	283	(3)	280
Acquisition of subsidiaries	48	2	50	—	—	—
Additions	—	364	364	—	384	384
Disposals and write-off of fully amortised assets	—	(610)	(610)	—	(217)	(217)
At 31 December	18,164	2,024	20,188	18,039	2,259	20,298
Accumulated amortisation and impairment
At 1 January	12,481	1,274	13,755	12,198	1,173	13,371
Currency translation and other adjustments	77	5	82	283	(5)	278
Disposals and write-off of fully amortised assets	—	(573)	(573)	—	(145)	(145)
Charge for the year	—	271	271	—	222	222
Write down of goodwill and other intangible assets	—	37	37	—	29	29
At 31 December	12,558	1,014	13,572	12,481	1,274	13,755
Net book value at 31 December	5,606	1,010	6,616	5,558	985	6,543

Note:

(1)	Principally internally generated software.

Schedule of key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions

					Consequential impact of 1%		Consequential impact of 5%		Break
		Assumptions		Recoverable	adverse movement in		adverse movement		even
		Terminal	Pre-tax	amount exceeded	Discount	Terminal	Forecast	Forecast	discount
	Goodwill	growth rate	discount rate	carrying value	rate	growth rate	Income	cost	rate
31 December 2018	£bn	%	%	£bn	£bn	£bn	£bn	£bn	%
UK Personal & Business Banking	3.4	1.8	13.1	14.4	(2.2)	(1.4)	(4.0)	(1.7)	27.7
Commercial & Private Banking	1.9	1.8	13.0	4.5	(1.2)	(0.8)	(2.3)	(1.0)	17.6
RBS International	0.3	1.8	12.9	0.7	(0.2)	(0.2)	(0.4)	(0.1)	18.5

31 December 2017
UK Personal & Business Banking	3.4	2.0	13.1	9.7	(1.8)	(1.2)	(4.0)	(1.7)	21.6
Commercial & Private Banking	1.9	2.0	12.9	1.3	(1.2)	(0.8)	(2.4)	(1.0)	13.9
RBS International	0.3	2.0	11.0	0.6	(0.4)	(0.3)	(0.4)	(0.1)	12.8